Advisors Capital Small/Mid Cap Fund
	Schedule of Investments
	June 30, 2024 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products
18,100	Owens Corning	$ 3,144,332	4.99%

Ball & Roller Bearings
13,200	RBC Bearings Incorporated *	3,561,096
24,500	The Timken Company	1,963,185
		5,524,281	8.77%

Glass Containers
93,400	Stevanato Group S.p.A. (Italy)	1,712,956	2.72%

Industrial & Commercial Fans & Blowers & Air Purifing Equipment
16,800	Donaldson Company, Inc.	1,202,208	1.91%

Investment Advice
8,600	Evercore Inc. - Class A	1,792,498
34,300	PJT Partners Inc. - Class A	3,701,313
		5,493,811	8.72%

Laboratory Analytical Instruments
98,800	Avantor, Inc. *	2,094,560	3.33%

Miscellaneous Food Preparations & Kindred Products
74,200	Utz Brands, Inc. - Class A	1,234,688	1.96%

Motorcycles, Bicycles & Parts
23,900	Fox Factory Holding Corp. *	1,151,741	1.83%

National Commercial Banks
15,300	Pinnacle Financial Partners, Inc.	1,224,612	1.94%

Pharmaceutical Preparations
12,700	Catalent, Inc. *	714,121	1.13%

Real Estate Agents & Managers (For Others)
12,910	FirstService Corp. (Canada)	1,967,097
10,500	Jones Lang LaSalle Incorporated *	2,155,440
		4,122,537	6.54%

Retail - Auto Dealers & Gasoline Stations
8,200	Casey's General Stores, Inc.	3,128,792	4.97%

Security Brokers, Dealers & Flotation Companies
66,600	Virtu Financial, Inc. - Class A	1,495,170	2.37%

Services - Detective, Guard & Armored Car Services
10,500	Allegion PLC (Ireland)	1,240,575	1.97%

Services - Management Consulting Services
7,600	FTI Consulting, Inc. *	1,638,028	2.60%

Services - Medical Laboratories
58,900	Castle Biosciences, Inc. *	1,282,253	2.04%

Services - Miscellaneous Amusement & Recreation
5,700	Madison Square Garden Sports Corp. - Class A *	1,072,341	1.70%

Services - Prepackaged Software
6,168	AppFolio, Inc. - Class A *	1,508,508
38,900	Bentley Systems, Incorporated - Class B	1,920,104
18,500	BlackLine, Inc. *	896,325
19,300	Guidewire Software, Inc. *	2,661,277
33,300	nCino, Inc. *	1,047,285
29,800	Procore Technologies, Inc. *	1,976,038
		10,009,537	15.90%

State Commercial Banks
70,500	Coastal Financial Corporation *	3,252,870	5.16%

Surgical & Medical Instruments & Apparatus
48,400	AtriCure, Inc. *	1,102,068	1.75%

Television Broadcasting Stations
37,600	Atlanta Braves Holdings, Inc. - Series C *	1,482,944	2.35%

Title Insurance
24,400	First American Financial Corporation	1,316,380	2.09%

Transportation Services
26,300	GXO Logistics, Inc. *	1,328,150	2.11%

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
6,400	Watsco, Inc.	2,964,736	4.71%

Wholesale - Miscellaneous Durable Goods
8,300	Pool Corporation	2,550,839	4.05%

Total for Common Stocks (Cost - $54,037,160)		61,484,530	97.61%

MONEY MARKET FUNDS
1,753,315	Goldman Sachs Financial Square Government Fund
	Institutional Shares 5.22% **	1,753,315	2.78%
	(Cost - $1,753,315)

	Total Investments	63,237,845	100.39%
	(Cost - $55,790,475)

	Liabilities in Excess of Other Assets	(245,608)	-0.39%

	Net Assets	$ 62,992,237	100.00%

* Non-Income Producing Security.
** The Yield shown represents the 7-day yield at June 30, 2024.